Note 7 - Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Income (loss) from continuing operations consists of the following:

	For the Year Ended December 31,
	2019	2018
US operations	$(2,562,960)	$(3,345,925)
Foreign operations	(131,704)	(361,522)
	$(2,694,664)	$(3,707,447)

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets (liabilities) were comprised of the following as of the periods presented below:

	As of December 31,
	2019	2018
Deferred tax assets:
Operating loss carryforwards	$36,449,000	$35,706,000
Accrued expenses	5,940,000	5,953,000
Tax credit carryforwards	4,017,000	3,951,000
Intellectual property	4,049,000	3,996,000
Equipment	71,000	110,000
Total deferred tax assets	50,526,000	49,716,000
Deferred tax liabilities:	—	—
Net deferred tax asset	50,526,000	49,716,000
Valuation allowance	(50,526,000)	(49,716,000)
	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate of 21% for the year ended December 31, 2019 and December 31, 2018, to the pretax loss from continuing operations as a result of the following differences:

	For the Year Ended December 31,
	2019	2018
Tax at the U.S. statutory rate	$(566,000)	$(779,000)
Change in value of warrant liability	(15,000)	(202,000)
Valuation allowance	581,000	981,000
Other	—	—
	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

The following presents a roll-forward of the unrecognized tax benefits and the associated interest and penalties:

	Unrecognized Tax Benefits	Interest and Penalties
Balance at January 1, 2018	$493,000	$—
Deferred tax position	11,000	—
Balance at December 31, 2018	504,000	—
Deferred tax position	6,000	—
Balance at December 31, 2019	$510,000	$—